Convertible Instruments - Fair Value of Warrants (Detail)	Feb. 06, 2015	Sep. 26, 2014
Class of Stock [Line Items]
Warrants risk-free interest rate	1.48%	1.82%
Warrants expected life	5 years	5 years
Warrants expected volatility	119.00%	136.00%
Warrants expected dividend yield	0.00%	0.00%